Employee Benefits - Regional Asset Break Down (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Total countries [Domain Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 1,779	€ 1,318
Equity instruments		2,033	1,966
Government bonds (investment-grade and above)		3,907	4,733
Government bonds (non-investment-grade)		191	211
Non-government bonds (investment-grade and above)		8,283	8,574
Non-government bonds (non-investment-grade)		737	415
Structured products, Regional Asset Break Down		520	362
Subtotal		€ 17,450	€ 17,579
Share (in %)		100.00%	100.00%
Regional Asset Break Down, Other		€ 761	€ 940
Fair value of plan assets		18,211	18,519
Germany [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		294	(54)
Equity instruments		349	279
Government bonds (investment-grade and above)		1,057	738
Government bonds (non-investment-grade)		0	1
Non-government bonds (investment-grade and above)		575	472
Non-government bonds (non-investment-grade)		4	9
Structured products, Regional Asset Break Down		41	36
Subtotal		€ 2,320	€ 1,481
Share (in %)		13.2951%	8.4248%
UK [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 126	€ 112
Equity instruments		83	103
Government bonds (investment-grade and above)		1,087	1,840
Government bonds (non-investment-grade)		0	18
Non-government bonds (investment-grade and above)		1,890	1,819
Non-government bonds (non-investment-grade)		44	50
Structured products, Regional Asset Break Down		422	210
Subtotal		€ 3,652	€ 4,152
Share (in %)		20.9284%	23.6191%
US [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 96	€ 144
Equity instruments		802	847
Government bonds (investment-grade and above)		397	447
Government bonds (non-investment-grade)		0	5
Non-government bonds (investment-grade and above)		2,196	2,458
Non-government bonds (non-investment-grade)		20	186
Structured products, Regional Asset Break Down		51	66
Subtotal		€ 3,562	€ 4,153
Share (in %)		20.4126%	23.6248%
Other Eurozone [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 1,204	€ 1,062
Equity instruments		317	279
Government bonds (investment-grade and above)		627	975
Government bonds (non-investment-grade)		9	13
Non-government bonds (investment-grade and above)	[1]	2,607	2,939
Non-government bonds (non-investment-grade)		640	130
Structured products, Regional Asset Break Down		1	7
Subtotal		€ 5,405	€ 5,405
Share (in %)		30.9742%	30.7469%
Other developed countries [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 16	€ 20
Equity instruments		336	321
Government bonds (investment-grade and above)		253	210
Government bonds (non-investment-grade)		23	7
Non-government bonds (investment-grade and above)		906	763
Non-government bonds (non-investment-grade)		19	28
Structured products, Regional Asset Break Down		5	6
Subtotal		€ 1,558	€ 1,355
Share (in %)		8.9284%	7.7081%
Emerging markets [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 43	€ 34
Equity instruments		146	137
Government bonds (investment-grade and above)		486	523
Government bonds (non-investment-grade)		159	167
Non-government bonds (investment-grade and above)		109	123
Non-government bonds (non-investment-grade)		10	12
Structured products, Regional Asset Break Down		0	37
Subtotal		€ 953	€ 1,033
Share (in %)		5.4613%	5.8763%

[1]	Majority of this amount relates to bonds of French, Italian and Dutch corporate bonds